Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						24 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 114,332		$ 115,529		$ 106,021
Weighted-average number of common shares outstanding - Basic	209,529,412		215,420,271		241,882,966
Incremental shares from assumed exercise of stock options		[1]		[1]		[1]
Incremental shares from vesting of restricted stock units	248,646		126,184
Weighted-average number of common shares outstanding - Diluted	209,778,058		215,546,455		241,882,966
Basic net income per common share attributable to Arcos Dorados Holdings Inc	$ 0.55		$ 0.54		$ 0.44
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.55		$ 0.54		$ 0.44
Anti-dilutive common shares	584,587						1,879,847
Anti-dilutive shares, price per share	$ 14.35						$ 21.20

[1]	Options to purchase 1,879,847 shares of common stock at $21.20 per share were outstanding during fiscal years 2012 and 2011; options to purchase 584,587 shares of common stock at $14.35 per share were outstanding during fiscal year 2012. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.